Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income		$ 3,288	$ 2,560	$ 3,771
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		272	(603)	(376)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period		829	(3,245)	(1,147)
Reclassification adjustment		52	338	(4)
Total unrealized gain (loss) on assets available-for-sale		881	(2,907)	(1,151)
Defined benefit plans:
Net (loss) gain arising during the period		(75)	(306)	219
Foreign exchange adjustment		(1)	0	0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		(10)	56	88
Total defined benefit plans		(86)	(250)	307
Net unrealized gain (loss) on cash flow hedges		6	(6)	(6)
Total other comprehensive income (loss), net of tax	[1]	1,073	(3,766)	(1,226)
Total comprehensive income (loss)		4,361	(1,206)	2,545
Net (income) loss attributable to noncontrolling interests		(2)	13	(12)
Other comprehensive loss (income) attributable to noncontrolling interests		0	13	(2)
Comprehensive income (loss) applicable to shareholders of The Bank of New York Mellon Corporation		$ 4,359	$ (1,180)	$ 2,531

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,073 million for the year ended Dec. 31, 2023, $(3,753) million for the year ended Dec. 31, 2022 and $(1,228) million for the year ended Dec. 31, 2021.